Acquisitions - Fair Value of Assets and Liabilities Related to Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013 Marathon Technologies Corporation [Member]	Sep. 21, 2012 Marathon Technologies Corporation [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Completed technology [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Product trademarks and tradenames [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Customer relationships [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Distributor networks [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member]	Apr. 25, 2012 Data Research and Applications Inc. [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Completed technology [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Product trademarks and tradenames [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Transitional service agreement [Member]
Business Acquisition [Line Items]
Working capital	$ 857						$ 65
Prepaid expenses	124
Accounts payable	(152)
Accrued expenses	(278)
Deferred revenue	(1,990)
Fixed assets	58						64
Other	6
Intangible assets		4,300	800	100	1,700	1,700		325	235	15	75
Goodwill	2,755	2,755					721	721
Total purchase consideration	$ 5,680						$ 1,175